Vessels and other equipment (Tables)	12 Months Ended
Dec. 31, 2019
Vessels and other equipment
Schedule of vessels and other equipment

		Dry-
(in thousands of U.S. dollars)	Vessel	docking	Total
Historical cost December 31, 2017	$706,458	6,667	$713,125
Additions	257	—	257
Historical cost December 31, 2018	706,715	6,667	713,382
Depreciation for the year	(19,387)	(1,600)	(20,987)
Accumulated depreciation December 31, 2018	(50,871)	(4,200)	(55,071)
Vessels, net December 31, 2018	655,844	2,467	658,311

Historical cost December 31, 2018	706,715	6,667	713,382
Additions	183	3,107	3,290
Historical cost December 31, 2019	706,898	9,774	716,672
Depreciation for the year	(19,393)	(1,777)	(21,170)
Accumulated depreciation December 31, 2019	(70,264)	(5,977)	(76,241)
Vessels, net December 31, 2019	$636,634	3,797	$640,431